Share based compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share based compensation	Share based compensation
On August 6, 2022, the Board of Directors adopted the Seadrill Limited 2022 Management Incentive Plan, which was amended and restated on September 25, 2023 and approved by the shareholders at Seadrill's annual general meeting held on November 17, 2023 (the "Management Incentive Plan") and reserved 2,910,053 common shares of the Company for issuance thereunder. As of the date of this filing, 2,892,987 Shares remain available for issuance with respect to awards that have been or may be granted from time to time under the Management Incentive Plan.
In accordance with the Chapter 11 Plan, the number of Shares reserved constituted 5.5% of the company's share capital on a fully diluted and fully distributed basis on the date the Management Incentive Plan was adopted. During the year ended December 31, 2022, members of Senior Management were granted 125,553 time-based restricted stock units ("MIP 2022 RSUs") and 292,955 performance-based restricted stock units ("MIP 2022 PSUs") under this Management Incentive Plan. During the year ended December 31, 2023, the Company granted an additional 6,412 MIP 2022 RSUs and 14,960 MIP 2022 PSUs.
On February 1, 2023, the Company granted a further 65,492 restricted stock units ("LTIP 2023 RSUs") and 58,481 performance stock units ("LTIP 2023 PSUs") with similar terms to the 2022 grants. On September 25, 2023, under the same Management Incentive Plan, the Company granted 125,841 time-based restricted stock units ("MIP 2023 TRSUs") and 293,629 performance-based restricted stock units ("MIP 2023 PRSUs") to certain employees, 60% of which are subject to the achievement of a total shareholder return ("TSR") market condition and 40% of which are subject to the achievement of a performance condition based on free cash flow metrics ("FCF").The time-based restricted stock units generally vest in three equal installments over a period of three years. The performance-based restricted stock units generally cliff vest over an explicit service period of two to three years.
These awards were to be settled only in cash until November 17, 2023 (the "Modification Date") when a shareholder approval of the Management Incentive Plan was obtained. From and after the Modification Date, these awards may be settled in cash or common shares of the Company at the election of the Joint Nomination and Remuneration Committee (the "Committee").
Since the liability-classified awards were modified to equity-classified awards without changing any other terms of the awards, the fair value of the units at the Modification Date became the measurement basis from that point forward. For the MIP 2022 RSU, LTIP 2023 RSU, MIP 2023 TRSU and MIP 2023 PRSU – FCF, the Company utilized $41.83, the market price of the underlying share listed on the NYSE at the Modification Date. For the MIP 2022 PSU, LTIP 2023 PSU and MIP 2023 PRSU – TSR the Modification Date fair values were determined using Monte Carlo pricing models, which yielded fair values of $32.48, $16.96 and $51.24 respectively.
A summary of the time-based restricted stock unit activities and performance-based restricted stock unit activities for the year ended December 31, 2023 and the period from February 23, 2022 through December 31, 2022 (Successor) is presented below. There were no unvested restricted stock units for the period from January 1 through February 22, 2022 (Predecessor).

	Awards subject to service or external market conditions			Awards subject to internal performance conditions
	Shares	Weighted average Modification Date fair value	Weighted average remaining contractual term	Shares	Weighted average Modification Date fair value	Weighted average remaining contractual term
Non-vested restricted share units at February 23, 2022 (Successor)	—	—	0	—	—	0
Granted during the period	418,508	—	0	—	—	0
Vested during the period	—	—	0	—	—	0
Forfeited during the period	—	—	0	—	—	0
Non-vested restricted share units at December 31, 2022 (Successor)	418,508	—	2.60	—	—	0
Granted during the year	447,363	38.74	0	117,452	41.83	0
Vested during the year (1)	(135,225)	—	0	—	—	0
Forfeited during the year	(70,210)	40.11	0	(16,958)	41.83	0
Non-vested restricted share units at December 31, 2023 (Successor)	660,436	38.98	1.78	100,494	41.83	2.00
(1) 43,988 awards vested prior to the Modification Date and were cash-settled at the settlement date fair value.
The Company accounts for forfeitures as they occur. Using the straight-line method of expensing the restricted stock grants, the weighted average estimated value of the Shares calculated at the Modification Date is recognized as compensation cost in the Consolidated Statements of Operations over the period (ranging from two to three years) to the vesting date.
For the year ended December 31, 2023, the period from February 23, 2022 through December 31, 2022 (Successor), the period from January 1, 2022 through February 22, 2022 (Predecessor), the Company recognized share-based compensation expense of $12 million, nil, and nil, respectively. As of December 31, 2023, there was $25 million of total unrecognized share based compensation expense which will be recognized through January 2026.